EARNINGS PER SHARE	9 Months Ended
Aug. 31, 2015
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 9 — EARNINGS PER SHARE

Earnings per share are computed using weighted average common shares and dilutive common equivalent shares outstanding.  Potentially dilutive shares consist of outstanding options, shares issuable upon the assumed conversion of Convertible Notes, restricted stock and unvested restricted stock units (“RSUs”)  A reconciliation of the numerator and denominator of basic earnings per share and diluted earnings per share is as follows:

	Three months ended		Nine months ended
	(in thousands, except per share data)		(in thousands, except per share data)
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014
Basic earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Income (loss) per common share - basic
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net (loss) income and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

Diluted earnings (loss) per share computation:
Numerator:
Income (loss) from continuing operations	$6,712	$(488)	$(18,072)	$(2,292)
Income (loss) from discontinued operations	(1,053)	764	(1,213)	2,729

Net income (loss) and comprehensive (loss) income	$5,659	$276	$(19,285)	$437

Denominator:
Weighted average common shares outstanding	69,614	68,362	69,314	68,151
Effect of dilutive securities:
Restricted shares, RSU’s and options	6	518	—	784

Dilutive potential common shares	69,620	68,880	69,314	68,935

Income (loss) per common share - dilutive
Income (loss) from continuing operations	$0.10	$(0.01)	$(0.26)	$(0.03)
Income (loss) from discontinued operations	(0.02)	0.01	(0.02)	0.04

Net income (loss) and comprehensive (loss) income	$0.08	$0.00	$(0.28)	$0.01

For the three months ended August 31, 2015, and 2014, currently exercisable options, the Convertible Notes, unvested restricted shares and unvested RSUs in the aggregate of 19,840,873 and 19,656,831, respectively, have been excluded from the calculation of the diluted loss per share as their effect would have been anti-dilutive.

For the nine months ended August 31, 2015, and 2014, currently exercisable options, the Convertible Notes, unvested restricted shares and unvested RSUs in the aggregate of 19,882,230 and 19,766,669, respectively, have been excluded from the calculation of the diluted loss per share as their effect would have been anti-dilutive.

Shares Reserved for Future Issuance

As of August 31, 2015, shares reserved for future issuance include: (i) 88,333 shares of common stock issuable upon the exercise of stock options granted under the incentive plans; (ii) 448,103 shares of common stock issuable upon the vesting of RSUs; (iii) an aggregate of 2,642,271 shares of common stock available for future issuance under the Amended and Restated 2004 Stock Incentive Plan; and (iv) 19,095,794 shares of common stock issuable pursuant to the Convertible Notes.